Revenue Recognition - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Lessor, Lease, Description [Line Items]
Lessor, operating lease, leasing revenues	$ 37
Lessor, sales-type lease, lease term	60 months
Lessor, sales-type lease, leasing revenues	$ 1,500
Lessor, sales-type lease, leasing costs	$ 1,300
Minimum
Lessor, Lease, Description [Line Items]
Lessor, operating lease, lease term	24 months
Maximum
Lessor, Lease, Description [Line Items]
Lessor, operating lease, lease term	36 months